Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal net operating loss carryforward	$ 10,876	$ 9,075
Accrued interest to related parties, not deductible until paid	335	60
Accrued expenses		19
Basis of intangible assets	221	266
Valuation allowance	(3,950)	(1,639)
Total deferred tax assets	7,481	7,781
Basis of property, plant and equipment	7,447	7,741
Prepaid expenses	34	40
Total deferred tax liabilities	7,481	7,781
Net deferred taxes	$ 0	$ 0